Deferred Charges, net (Tables)	6 Months Ended
Jun. 30, 2024
Deferred Charges, net [Abstract]
Deferred Dry-Docking Costs, net
The movement in deferred dry-docking costs, net in the accompanying consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2023	$3,231,461
Adjustment to additions	(57,850)
Amortization	(759,870)
Disposals (Note 7(b))	(758,372)
Balance June 30, 2024	$1,655,369